SHARE-BASED PAYMENTS (Details Narrative)							5 Months Ended	6 Months Ended	11 Months Ended
	Apr. 14, 2022 $ / shares shares	Sep. 27, 2021 shares	Jul. 14, 2021 CAD ($) shares	Jun. 28, 2021 shares	May 24, 2021 shares	Apr. 26, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 04, 2022 $ / shares	Feb. 02, 2022 $ / shares	Jul. 14, 2021 USD ($)	Jul. 14, 2021 $ / shares	Jan. 21, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum percentage of issued and outstanding shares								10.00%	10.00%
Share price | (per share)										$ 5.00	$ 5.00		$ 3.50	$ 0.05
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued in period			1,001,242
Share price | $ / shares													$ 3.50
Proceeds from issuance of warrants | $			$ 3,504,346
Exercise of warrants			Each Unit consists of one Common Share and one half of one Warrant
Warrants and rights outstanding | $												$ 500,620
Warrants call or exercise features			Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time
Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vested number of shares								135,000	195,833
Grants in period gross								140,000	515,000
Non-Employee [Member] | Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $							$ 222,405	$ 262,034	$ 355,334
Time Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description								Time Options generally vest based on three years of continuous service and have five-year contractual terms	Time Options generally vest based on three years of continuous service and have five-year contractual terms
Options vested number of shares								330,883	195,833
Grants in period gross									0
Time Options [Member] | Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares	$ 5.00
Options granted	140,000
Time Options [Member] | Eleven Employees, Advisory Board Members and Members of Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued in period						395,000
Time Options [Member] | Advisory Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued in period				10,000	10,000
Time Options [Member] | Six Employees and Members of Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued in period		100,000
Time Options [Member] | Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | $								$ 858,275	$ 496,786